Business combination (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Sep. 01, 2021	May 04, 2021	Jan. 25, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Total assets	$ 393,867				$ 104,468
Total liabilities	$ 124,090				$ 99,232
Carta [member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalent				$ 2,101
Prepaids, and other receivables and assets				1,693
Property and equipment				270
Right-of-use assets				316
Goodwill				35,893
Total assets				59,601
Accounts payable, accruals & other				4,485
Lease liabilities				316
Total liabilities				4,801
Net assets acquired at fair value				54,800
Equity interests of acquirer				54,800
Total consideration transferred				54,800
Carta [member] | Technology assets [member]
Disclosure of detailed information about business combination [line items]
Intangible assets				12,900
Carta [member] | Customer relationships [member]
Disclosure of detailed information about business combination [line items]
Intangible assets				4,800
Carta [member] | Software licenses [member]
Disclosure of detailed information about business combination [line items]
Intangible assets				628
Carta [member] | Brand [member]
Disclosure of detailed information about business combination [line items]
Intangible assets				$ 1,000
Moka [member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalent			$ 4,377
Prepaids, and other receivables and assets			2,455
Property and equipment			59
Goodwill			33,517
Total assets			59,108
Accounts payable, accruals & other			5,293
Deferred tax liabilities			2,100
Total liabilities			7,393
Net assets acquired at fair value			51,715
Equity interests of acquirer			47,207
Cash consideration			4,508
Total consideration transferred			51,715
Moka [member] | Technology assets [member]
Disclosure of detailed information about business combination [line items]
Intangible assets			8,100
Moka [member] | Customer relationships [member]
Disclosure of detailed information about business combination [line items]
Intangible assets			4,100
Moka [member] | Regulatory licenses [member]
Disclosure of detailed information about business combination [line items]
Intangible assets			$ 6,500
Fortification [member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalent		$ 13
Prepaids, and other receivables and assets		628
Goodwill		702
Total assets		1,643
Accounts payable, accruals & other		23
Deferred tax liabilities		80
Total liabilities		103
Net assets acquired at fair value		1,540
Equity interests of acquirer		396
Cash consideration		1,144
Total consideration transferred		1,540
Fortification [member] | Regulatory licenses [member]
Disclosure of detailed information about business combination [line items]
Intangible assets		$ 300